INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	$ 103	$ 210
Non-controlling interests	1	1
Net income	104	211
Items that may be reclassified subsequently to income:
Foreign exchange fluctuation reserve	(3)	5
Effective portion of changes in the fair value of cash flow hedges	41	31
Fair value gain (loss) on investments measured at fair value through other comprehensive income	(7)	1
Total other comprehensive income	31	37
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	32	36
Non-controlling interests	(1)	1
Total other comprehensive income	31	37
Total comprehensive income	135	248
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	135	246
Non-controlling interests	0	2
Total comprehensive income	$ 135	$ 248